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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:     9/30/2005
                                                -----------------

 Check here if Amendment [_]            Amendment Number:
                                                          -------

 This Amendment (Check only one.):      [_] is a restatement
                                        [_] adds new holdings
                                            entries.

 -------------------------------------------------------------------------
 Name of Institutional Investment Manager

 Global Capital Management, Inc.
 -------------------------------------------------------------------------
 Business Address   (Street)      (City)      (State)     (Zip)
 One First Avenue, Suite 100
 Conshohocken, PA 19428


 13F File Number:  28-
                      -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Manager:

 Anthony W. Soslow              President, Director     (610) 567-0320
 ------------------------------------------------------------------------
 Name                                  (Title)              (Phone)


                                         /s/ Anthony W. Soslow
                                         --------------------------------
                                         (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

                                          11/7/05
                                         --------------------------------
                                           (Place and Date of Signing)

 Report Type:

 [X]  13F HOLDINGS REPORT.

 [ ]  13F NOTICE.

 [ ]  13F COMBINATION REPORT.

                          Form 13F SUMMARY PAGE


 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:        92
                                         -------------------
 Form 13F Information Table Value Total: $ 430,618
                                         -------------------
                                           (thousands)
 List of Other Included Managers:

 Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 13F File Numbers will be assigned to Institutional Investment Managers after they file their first repot.



13F File No.:       Name:                       13F File No.:      Name:
----------------   -----------------------      ----------------   -------------------------
1. 28-                                      6.
   -------------   -----------------------      ----------------   -------------------------

2.                                          7.
   -------------   -----------------------      ----------------   -------------------------

3.                                          8.
   -------------   -----------------------      ----------------   -------------------------

4.                                          9.
   -------------   -----------------------      ----------------   -------------------------

5.                                         10.
   -------------   -----------------------      ----------------   -------------------------


   -------------   -----------------------      ----------------   -------------------------

Global Capital Management        FORM 13F INFORMATION TABLE                         10/1/2005

COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------                  -------------- --------- -------- ------------ ---------- --------- ---------
                                                                                               VOTING
                                                                                              AUTHORITY
                                                                                                SOLE
                                                    VALUE   SHRS OR PUT/ INVESTMENT            SHARED
NAME OF ISSUER            TITLE OF CLASS CUSIP     (x1000)  PRN AMT CALL DISCRETION MANAGERS    NONE
--------------            -------------- --------- -------- ------- ---- ---------- --------- ---------
 Adesa, Inc..............     Stock      00686u104   8,646  391,229         Sole       N/A     Shared
 Affiliated Computer
   Services..............     Stock      008190100   1,779   32,585         Sole       N/A     Shared
 Allstate Corp...........     Stock      020002101   1,007   18,205         Sole       N/A     Shared
 Altria Group............     Stock      02209s103     213    2,890         Sole       N/A     Shared
 American Eagle..........     Stock      02553e106   8,262  351,132         Sole       N/A     Shared
 Amphenol Corp...........     Stock      032095101   7,411  183,708         Sole       N/A     Shared
 Anadarko
   Petroleum.............     Stock      032511107   1,450   15,145         Sole       N/A     Shared
 Armor Holdings..........     Stock      042260109  11,499  267,366         Sole       N/A     Shared
 Asset Accept. Cap
   Corp..................     Stock      04543p100   8,696  290,493         Sole       N/A     Shared
 Barr
   Pharmaceuticals.......     Stock      068306109     299   10,749         Sole       N/A     Shared
 Benchmark
   Electronics...........     Stock       0816H101     615   11,200         Sole       N/A     Shared
 Biovail Corp............     Stock      09067J109   6,493  215,580         Sole       N/A     Shared
 BJs Wholesale Club......     Stock      05548j106   9,257  396,095         Sole       N/A     Shared
 Black and Decker........     Stock      091797100   5,653  134,735         Sole       N/A     Shared
 Black Box
   Corporation...........     Stock      091826107   1,067   13,000         Sole       N/A     Shared
 Borg Warner, Inc........     Stock      099724106   9,047  160,233         Sole       N/A     Shared
 Bradley.................     Stock      104576103   3,137  287,235         Sole       N/A     Shared
 Burlington Northern.....     Stock      12189T104     323    5,400         Sole       N/A     Shared
 Check Point
   Software..............     Stock      m22465104     238    7,579         Sole       N/A     Shared
 Chico's FAS, Inc........     Stock      168615102  12,554  516,220         Sole       N/A     Shared
 Cisco Systems...........     Stock      17275r102     219    5,975         Sole       N/A     Shared
 Citigroup...............     Stock      172967101     743   41,461         Sole       N/A     Shared
 Coach INC...............     Stock      189754104     601   13,208         Sole       N/A     Shared
 Coca-Cola...............     Stock      191216100     251    5,800         Sole       N/A     Shared
 Computer Sciences.......     Stock      205363104   1,277   27,000         Sole       N/A     Shared
 Conoco Phillips.........     Stock      20825c104     489    7,000         Sole       N/A     Shared
 Coventry
   Healthcare............     Stock      222862104  18,355  213,380         Sole       N/A     Shared
 Diodes Inc..............     Stock      254543101       2   30,000         Sole       N/A     Shared
 Doral Financial
   Corp..................     Stock      25811p100   7,707  212,555         Sole       N/A     Shared
 DSL.net Inc.............     Stock      262506108   3,827  292,811         Sole       N/A     Shared
 Engineered Support
   Syst..................     Stock      292866100     605   14,739         Sole       N/A     Shared
 Ethan Allen Interiors,
   Inc...................     Stock      297602104   5,845  186,430         Sole       N/A     Shared
 First American
   Corp..................     Stock      318522307   1,475   32,300         Sole       N/A     Shared
 Fiserv..................     Stock      337738108     304    6,622         Sole       N/A     Shared
 Forest Lab Inc..........     Stock      345838106     663   17,020         Sole       N/A     Shared
 General Dynamics........     Stock      369550108   1,376   11,510         Sole       N/A     Shared
 General Electric........     Stock      369604103     468   13,900         Sole       N/A     Shared
 Harrah's
   Entertainment.........     Stock      413619107   8,185  286,907         Sole       N/A     Shared
 Hartford Financial
   Svcs..................     Stock      416515104   1,284   19,693         Sole       N/A     Shared
 HCC Insurance
   Holdings, Inc.........     Stock      404132102     601    7,790         Sole       N/A     Shared

Global Capital Management     FORM 13F INFORMATION TABLE--CONTINUED                 10/1/2005

COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------                  -------------- --------- -------- ------------ ---------- --------- ---------
                                                                                              VOTING
                                                                                              AUTHORITY
                                                                                                SOLE
                                                    VALUE   SHRS OR PUT/ INVESTMENT            SHARED
NAME OF ISSUER            TITLE OF CLASS CUSIP     (x1000)  PRN AMT CALL DISCRETION MANAGERS    NONE
--------------            -------------- --------- -------- ------- ---- ---------- --------- ---------
 Home Depot..............     Stock      437076102     920   24,118         Sole       N/A     Shared
 Houston Exploration.....     Stock      442120101  12,886  191,618         Sole       N/A     Shared
 Humana, Inc.............     Stock      444859102  13,999  292,386         Sole       N/A     Shared
 Intel...................     Stock      458140100     320   13,000         Sole       N/A     Shared
 Jakks Pacific, Inc......     Stock      47012e106   8,197  505,061         Sole       N/A     Shared
 Johnson & Johnson.......     Stock      478160104     299    4,729         Sole       N/A     Shared
 Joseph A. Bank
   Clothiers.............     Stock      480838101  11,446  264,825         Sole       N/A     Shared
 Kinder Morgan, Inc......     Stock      49455p101   1,678   17,450         Sole       N/A     Shared
 Lincoln National
   Corp..................     Stock      534187109     484    9,298         Sole       N/A     Shared
 Lone Star
   Technologies..........     Stock      542312103  10,871  195,548         Sole       N/A     Shared
 Marshall & IIsley.......     Stock      571834100  14,823  187,897         Sole       N/A     Shared
 MDC Holdings, Inc.......     Stock      552676108   1,227   28,200         Sole       N/A     Shared
 Microsoft...............     Stock      594918104     359   13,950         Sole       N/A     Shared
 Newfield
   Exploration...........     Stock      651290108     458    9,330         Sole       N/A     Shared
 Nokia Corporation.......     Stock      654902204     832   49,173         Sole       N/A     Shared
 Occidental
   Petroleum.............     Stock      674599105     757    8,865         Sole       N/A     Shared
 Oil States Int'l........     Stock      678026105  17,355  477,969         Sole       N/A     Shared
 Omnivision..............     Stock      682128103   6,263  496,302         Sole       N/A     Shared
 Oregon Steel............     Stock      686079104   8,469  303,563         Sole       N/A     Shared
 Oshkosh Truck
   Corp..................     Stock      688239201  13,048  302,312         Sole       N/A     Shared
 PACCAR INC..............     Stock      693718108   1,358   20,000         Sole       N/A     Shared
 Peabody Energy..........     Stock      704549104     203    2,403         Sole       N/A     Shared
 Pediatrix Medical
   Group.................     Stock      705324101     490    6,380         Sole       N/A     Shared
 Pfizer..................     Stock      717081103     594   23,787         Sole       N/A     Shared
 Phila Con. Holding
   Corp..................     Stock      717528103   7,270   85,626         Sole       N/A     Shared
 Polaris Industries,
   Inc...................     Stock      731068102     424    8,566         Sole       N/A     Shared
 Protective Life.........     Stock      743674103  12,910  313,499         Sole       N/A     Shared
 Quest Diagnostics.......     Stock      74834L100   1,113   22,028         Sole       N/A     Shared
 Quicksilver, Inc........     Stock      74838c106  11,465  793,401         Sole       N/A     Shared
 R&G Financial Corp
   CL B..................     Stock      749136107     192   13,930         Sole       N/A     Shared
 Reinsurance Group Of
   America...............     Stock      759351109     276    6,171         Sole       N/A     Shared
 SCS Transportation,
   Inc...................     Stock      81111t102     170   10,830         Sole       N/A     Shared
 Sempra Energy...........     Stock      816851109   2,097   44,550         Sole       N/A     Shared
 Sherwin Williams
   Co....................     Stock      824348106  13,384  303,693         Sole       N/A     Shared
 Skywest, Inc............     Stock      830879102  14,342  534,740         Sole       N/A     Shared
 Stanley Works...........     Stock      854616109   9,232  197,774         Sole       N/A     Shared
 Steel Dynamics..........     Stock      858119100     385   11,350         Sole       N/A     Shared
 Synaptics, Inc..........     Stock      87157d109     242   12,860         Sole       N/A     Shared
 Syntel, Inc.............     Stock      87162h103     480   24,625         Sole       N/A     Shared
 Telefonos de Mexico
   SA....................     Stock      879403780     792   37,251         Sole       N/A     Shared
 Tellabs, Inc............     Stock      879664100   1,578  150,000         Sole       N/A     Shared
 Thor Industries, Inc....     Stock      885160101   7,086  208,426         Sole       N/A     Shared
 Toll Brothers...........     Stock      889478103  14,338  320,977         Sole       N/A     Shared
 UnitedHealth Group......     Stock      91324P102     236    4,200         Sole       N/A     Shared
 United Technologies.....     Stock      913017109     829   15,995         Sole       N/A     Shared
 Universal Am Financial
   Corp..................     Stock      913377107  12,189  536,006         Sole       N/A     Shared

Global Capital Management     FORM 13F INFORMATION TABLE--CONTINUED                 10/1/2005

COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------                  -------------- --------- -------- ------------ ---------- --------- ---------
                                                                                              VOTING
                                                                                              AUTHORITY
                                                                                                SOLE
                                                    VALUE   SHRS OR PUT/ INVESTMENT            SHARED
NAME OF ISSUER            TITLE OF CLASS CUSIP     (x1000)  PRN AMT CALL DISCRETION MANAGERS    NONE
--------------            -------------- --------- -------- ------- ---- ---------- --------- ---------
   W.R. Berkley Corp.....     Stock      084423102  13,238  335,312         Sole       N/A     Shared
   Wellpoint, Inc........     Stock      94973V107     667    8,800         Sole       N/A     Shared
   West Corp.............     Stock      952355105   8,598  229,956         Sole       N/A     Shared
   XTO Energy, Inc.......     Stock      98385x106     344    7,580         Sole       N/A     Shared
   Yellow Roadway
     Corp................     Stock      985577105   7,543  182,104         Sole       N/A     Shared
   Zions Bancorp.........     Stock      989701107   2,008   28,196         Sole       N/A     Shared